4. FAIR VALUE: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 391,113	$ 445,325
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	220,663,305	204,012,195
Investments, Fair Value Disclosure	221,054,418	204,457,520
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	391,113	445,325
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	391,113	445,325
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	220,663,305	204,012,195
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	220,663,305	204,012,195
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	$ 0